SCHEDULE OF ASSET HELD FOR INVESTMENT	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSET HELD FOR INVESTMENT

POWERFLEET, INC. 401(k) PLAN (FORMERLY I.D. SYSTEMS, INC. 401(k) PLAN)

SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EIN 22-3270799 PLAN #001

December 31, 2025

(a)	(b) Identity of Issue Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost**	(e) Current Value

	Dimensional Fund Advisors	DFA Inflation Protected Securities Portfolio - Institutional Class		$115,446
	Fidelity Investments	Fidelity Multi-Asset Index Fund		114,906
*	Powerfleet, Inc. unitized account	Powerfleet Stock Fund		69,381
*	Charles Schwab & Co.	Self-Directed Brokerage Account		106,807
	Nomura	Nomura Intl Core EQ R6		839,435
	Nuveen	Nuveen EM Markets EQ Index R6		110,149
	Nuveen	Nuveen LC Growth Index R6		4,294,985
	Nuveen	Nuveen LC Index 2020 R6		47,561
	Nuveen	Nuveen LC Index 2025 R6		324,108
	Nuveen	Nuveen LC Index 2030 R6		312,051
	Nuveen	Nuveen LC Index 2035 R6		631,039
	Nuveen	Nuveen LC Index 2040 R6		1,070,366
	Nuveen	Nuveen LC Index 2045 R6		1,453,903
	Nuveen	Nuveen LC Index 2050 R6		519,898
	Nuveen	Nuveen LC Index 2055 R6		307,848
	Nuveen	Nuveen LC Index 2060 R6		230,407
	Nuveen	Nuv Lifecycle Idx Ret Inc R6		368,691
	Vanguard	Vanguard 500 Index Fund - Admiral Class		2,832,373
	Vanguard	Vanguard Balanced Index Fund - Admiral Class		1,650,987
	Vanguard	Vanguard High Yield Corporate Fund - Admiral Class		259,040
	Vanguard	Vanguard Intermediate Term Bond Fund - Admiral Class		880,053
	Vanguard	Vanguard International Growth Fund - Admiral Class		513,301
	Vanguard	Vanguard Long Term Investment Grade Fund - Admiral Class		56,142
	Vanguard	Vanguard Mid-Cap Growth Index Fund - Admiral Class		869,498
	Vanguard	Vanguard Mid-Cap Index Fund - Admiral Class		427,992
	Vanguard	Vanguard Mid-Cap Value Index Fund - Admiral Class		490,896
	Vanguard	Vanguard Short Term Corporate Bond Index Fund - Admiral Class		77,937
	Vanguard	Vanguard Small Cap Growth Index Fund - Admiral Class		102,962
	Vanguard	Vanguard Small Cap Index Fund - Admiral Class		654,912
	Vanguard	Vanguard Small Cap Value Index Fund - Admiral Class		133,416
	Vanguard	Vanguard Treasury Money Market Fund - Investor Class		530,117
	Vanguard	Vanguard Value Index Fund - Admiral Class		540,106
	Franklin	Franklin Utilities Fund - R6		44,732
	Vanguard	Vanguard Real Estate Index Adm		4,358
	Vanguard	Vanguard Health Care Fund Adm		26,890
	Vanguard	Vanguard Tax-Managed Bal Adm		1,538
	Vanguard	Vanguard Total Intl Bd Idx Adm		113,536
	Vanguard	Vanguard Info Tech Idx Admiral		184,235
*	Notes Receivable from Participants	Interest Rates 5.25% to 10.50% per annum maturing through April 2035		259,574
				$21,571,576

*	Indicates party-in-interest to the Plan.
**	Cost omitted for participant-directed investment